FAIR VALUE MEASUREMENTS (Tables) - Tailwind Acquisition Corp [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Schedule of gross holding gains and fair value of held-to-maturity securities
The gross holding gains (losses) and fair value of
held-to-maturity
securities at September 30, 2022 and December 31, 2021 are as follows:

	Held-To-Maturity	Amortized Cost	Gross Holding (Loss) Gain	Fair Value
September 30, 2022	U.S. Treasury Bills (Matured on August 18, 2022)	$—	$—	$—

December 31, 2021	Treasury Preferred Fund (Matured on February 17, 2022)	$334,439,154	$6,468	$334,445,622

The gross holding gains (losses) and fair value of
held-to-maturity
securities at December 31, 2021 and 2020 are as follows:

	Held-To-Maturity	Amortized Cost	Gross Holding Gain (Loss)	Fair Value
December 31, 2021	Treasury Preferred Fund	$334,439,154	$6,468	$334,445,622

December 31, 2020	U.S. Treasury Securities (Matured on 05/04/2021) (1)	$334,319,993	$(1,804)	$334,318,189

(1)	Upon maturity, the proceeds in the Trust Account were invested in a Treasury Preferred Fund.

Schedule of assets that are measured at fair value on a recurring basis
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at September 30, 2022 and December 31, 2021 indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

	Level	September 30, 2022	December 31, 2021
Assets:
Cash and marketable securities held in Trust Account	1	$33,034,062	$334,441,194
Liabilities:
Warrant Liability – Public Warrants	1	$1,336,863	$8,689,608
Warrant Liability – Private Placement Warrants	2	$776,000	$5,044,000

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2021 and 2020 indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

	Level	December 31, 2021	December 31, 2020
Assets:
Cash and marketable securities held in Trust Account	1	$334,441,194	$334,321,131
Liabilities:
Warrant liabilities – Public Warrants	1	$8,689,608	$23,395,099
Warrant liabilities – Private Placement Warrants	2	$5,044,000	$13,580,000

Summary of the changes in the fair value of the liabilities, a Level 3 liability, measured on a recurring basis.

Private Placement
Fair value as of January 1, 2021	$13,580,000
Change in fair value	(3,686,000)
Fair value as of March 31, 2021	9,894,000
Transfers out of Level 3 to Level 2	(9,894,000)

Fair value as of September 30, 2021	$—

Private Placement
Fair value as of January 1, 2021	$13,580,000
Change in fair value	(3,686,000)
Transfers out of Level 3 to Level 2	(9,894,000)

Fair value as of December 31, 2021	$—